Investments accounted for using equity method (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		$ (10,815,520)	$ (8,914,097)	$ (5,560,522)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		(1,050,292)	(1,473,169)	(1,825,613)
Associates [member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	[1],[2]	(921,812)	(1,459,916)	(1,805,548)
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	[3]	(128,480)	(13,253)	(20,065)
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		(9,765,228)	(7,440,928)	(3,734,909)
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		1,638,811	952,235	754,326
Joint ventures [member] | Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		792,376	165,905	(519,536)
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		(11,804,950)	(8,646,651)	(3,969,699)
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		$ (391,465)	$ 87,583	$ 0

[1]	See Note 15 – Business combinations, letter a).
[2]	See Note 15 – Business combinations, letter a).
[3]	See Note 15 – Business combinations, letter b).